Equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ 3,202	€ 7,375
- adjustments to comply with Group accounting policies, Net profit	(2,266)	797
- elimination of unrealized intercompany profits, Net profit	86	124
- deferred taxation, Net profit	566	262
Profit (loss)	4,860	13,961	€ 5,840
Non-controlling interest, Net profit	(89)	(74)	(19)
Profit (loss), attributable to owners of parent	4,771	13,887	5,821
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	(814)	(1,302)
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	153	153
- adjustments to comply with Group accounting policies, Shareholders' equity	3,774	4,468
- elimination of unrealized intercompany profits, Shareholders' equity	(437)	(533)
- deferred taxation, Shareholders' equity	(51)	(76)
Equity.	53,644	55,230	€ 44,519	€ 37,493
Non-controlling interest	(460)	(471)
As recorded in Consolidated Financial Statements, Shareholders' equity	53,184	54,759
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	3,272	5,403
Equity.	€ 51,019	€ 52,520